Net income per share	12 Months Ended
Mar. 31, 2012
Net income per share
20	Net income per share

The following table sets forth the computation of basic net income per share:

		Year ended March 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$
Numerator for basic net income per share:
Net income attributable to the parent entity		49,177	91,703	131,980	20,957
Accretion to redemption value of redeemable non-controlling interests	14	(99)	-	-	-
Adjusted net income attributable to the parent entity		49,078	91,703	131,980	20,957
Accretion to redeemable ordinary shares redemption value	14	(5,870)	-	-	-
Net income attributable to ordinary shareholders		43,208	91,703	131,980	20,957

Allocation of undistributed income:
- ordinary shares		48,273	91,703	131,980	20,957
- redeemable ordinary shares	(i)	(5,065)	-	-	-
		43,208	91,703	131,980	20,957

Allocation of net income (numerator):
- ordinary shares		48,273	91,703	131,980	20,957
- redeemable ordinary shares		805	-	-	-
		49,078	91,703	131,980	20,957

Denominator (weighted average):
- ordinary shares		58,854,605	70,083,876	73,897,177
- redeemable ordinary shares	(i)	3,643,525	-	-
		62,498,130	70,083,876	73,897,177

Basic net income per share:
- ordinary shares		0.82	1.31	1.79	0.28
- redeemable ordinary shares		0.22	-	-	-

The following table sets forth the computation of diluted net income per share:

		Year ended March 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$

Numerator for diluted net income per share:
Allocation of undistributed income
- ordinary shares		48,251	91,703	131,980	20,957
- redeemable ordinary shares		(5,043)	-	-	-
		43,208	91,703	131,980	20,957

Allocation of net income (numerator):
- ordinary shares		48,251	91,703	131,980	20,957
- redeemable ordinary shares		827	-	-	-
		49,078	91,703	131,980	20,957

Denominator (weighted average) - ordinary shares
Basic weighted average number of ordinary shares outstanding		58,854,605	70,083,876	73,897,177
Effect of dilutive options	(ii)	3,180,716	-	-
Diluted weighted average number of ordinary shares outstanding		62,035,321	70,083,876	73,897,177

Denominator (weighted average) - redeemable ordinary shares
Basic and Diluted weighted average number of redeemable ordinary shares outstanding	(i)(ii)	3,643,525	-	-
		65,678,846	70,083,876	73,897,177
Diluted net income per share:
- ordinary shares		0.78	1.31	1.79	0.28
- redeemable ordinary shares		0.22	-	-	-

Notes:

(i)	The redeemable ordinary shares were only outstanding for periods prior to the Share Exchange on June 30, 2009 and the net income per share attributable to those shares for the year ended March 31, 2010 reflects their share of net income in the three months ended June 30, 2009 when they were outstanding.

(ii)	During the year ended March 31, 2010, the Company had dilutive potential ordinary shares representing shares issuable upon exercise of the 13,518,234 warrants (see Notes 16(c)(i) and 16(c)(ii)) and an option to purchase the Company’s Units (see Note 16(c)(iii)).

During the year ended March 31, 2011 and 2012, the Company had dilutive potential ordinary shares of 500,000 representing shares issuable upon exercise of an option to purchase the Company’s Units (see Note 16(c)(iii)). Such diluted potential ordinary shares are excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company’s ordinary shares during the years. The option expired on December 13, 2011.